Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leasing revenues:
Operating leases	$ 1,426,947	$ 1,438,504	$ 1,564,486
Finance leases	107,889	105,288	115,200
Total leasing revenues	1,534,836	1,543,792	1,679,686
Equipment trading revenues	48,637	95,998	147,874
Equipment trading expenses	(44,341)	(88,099)	(131,870)
Trading margin	4,296	7,899	16,004
Net gain (loss) on sale of leasing equipment	12,369	58,615	115,665
Operating expenses:
Depreciation and amortization	541,468	575,551	634,837
Direct operating expenses	66,389	101,552	42,381
Administrative expenses	91,201	88,839	93,011
Transaction and other costs	26,986	79,000	0
Provision (reversal) for doubtful accounts	(1,192)	(3,369)	(3,102)
Total operating expenses	724,852	841,573	767,127
Operating income (loss)	826,649	768,733	1,044,228
Other (income) expenses:
Interest and debt expense	259,941	240,838	226,091
Unrealized (gain) loss on derivative instruments	(40)	15	343
Debt termination expense	87	0	1,933
Other (income) expense, net	(417)	(643)	(1,182)
Total other (income) expenses	259,651	240,180	226,499
Income (loss) before income taxes	566,998	528,553	817,729
Income tax expense (benefit)	48,803	54,464	70,807
Net income (loss)	518,195	474,089	746,922
Less: dividends on preferred shares	52,112	52,112	52,112
Net income (loss) attributable to shareholders	$ (466,083)	$ (421,977)	$ (694,810)